Supplemental Condensed Consolidating Financial Information	3 Months Ended
Mar. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Condensed Consolidating Financial Information

19. SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

CNH Industrial and certain 100% owned subsidiaries of CNH Industrial (the “Guarantor Subsidiaries”) guarantee the 7.875% Senior Notes issued by Case New Holland Industrial Inc. (formerly known as Case New Holland Inc.) in 2010. As the guarantees are fully unconditional, irrevocable and joint and several with all other guarantees and as the Guarantor Subsidiaries are all 100% owned by CNH Industrial, the Company has included the following condensed consolidating financial information as of March 31, 2014 and December 31, 2013 and for the three months ended March 31, 2014 and 2013. The condensed consolidating financial information reflects investments in consolidated subsidiaries on the equity method of accounting. The goodwill and other intangible assets are allocated to reporting units and are primarily reported by the Guarantor Subsidiaries, except for the portion related to Financial Services which is reported by All Other Subsidiaries. It is not practicable to allocate goodwill and other intangibles to the individual Guarantor Subsidiaries and All Other Subsidiaries.

Prior to the Merger, CNH Global was the parent company of Case New Holland Industrial Inc. Effective September 30, 2013, CNH Global, Fiat Industrial and Fiat Netherlands merged with and into CNH Industrial which succeeded to all of the assets and liabilities of the three companies. Following the Merger, CNH Industrial became the parent company of Case New Holland Industrial Inc. For comparative purposes, the condensed financial statements for the three months ended March 31, 2013 have been reclassified to include CNH Global, Fiat Industrial and Fiat Netherlands as part of the parent entity (CNH Industrial).

In an effort to reduce the complexity of the Company’s legal structure and as a part of the Company’s tax planning strategies, CNH Industrial has actively eliminated and transferred legal entities. These transactions between entities under common control are accounted for at historical cost in accordance with existing accounting guidance. As a consequence, any material future transactions related to CNH Industrial’s legal entity rationalization activities and tax planning strategies may result in a retroactive restatement of the information contained in this note as these transactions are completed.

	Condensed Statements of Operations For the Three Months Ended March 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)

Total revenues	$6	$2	$3,678	$5,541	$(1,687)	$7,540
Cost and Expenses:
Cost of goods sold	—	—	2,931	4,465	(1,519)	5,877
Selling, general and administrative expenses	16	—	177	559	—	752
Research and development expenses	—	—	99	158	—	257
Restructuring expenses			2	10		12
Interest expense	45	56	34	295	(119)	311
Interest compensation to Financial Services		—	49	—	(49)	—
Other, net		—	47	65	—	112

	61	56	3,339	5,552	(1,687)	7,321

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(55)	(54)	339	(11)	—	219
Income taxes	(11)	(22)	75	101	—	143
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	144	200	83	63	(465)	25

Net income (loss)	100	168	347	(49)	(465)	101

Net income attributable to noncontrolling interests	—	—	—	1	—	1

Net income (loss) attributable to owners of the parent	$100	$168	$347	$(50)	$(465)	$100

	Condensed Statements of Comprehensive Income For the Three Months Ended March 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$120	$168	$272	$41	$(480)	$121
Comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1

Comprehensive income (loss) attributable to owners of the parent	$120	$168	$272	$40	$(480)	$120

	Condensed Balance Sheets As of March 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$1	$—	$45	$4,982	$—	$5,028
Deposits in subsidiaries’ cash management pools	—	—	3,731	—	(3,731)	—
Receivables	15	1,242	5,884	36,918	(20,566)	23,493
Inventories, net	—	—	2,391	6,161	—	8,552
Property, plant and equipment, net	—	—	1,295	5,847	—	7,142
Equipment under operating leases	—	—	—	1,104	—	1,104
Investments in unconsolidated subsidiaries and affiliates	241	—	1	374	—	616
Investments in consolidated subsidiaries	11,176	6,445	1,925	1,642	(21,188)	—
Goodwill and intangibles	1	—	2,776	513	—	3,290
Other	279	69	(2,211)	8,155	(819)	5,473

Total Assets	$11,713	$7,756	$15,837	$65,696	$(46,304)	$54,698

Liabilities and equity:
Debt	$5,260	$4,885	$3,248	$37,919	$(20,016)	$31,296
Trade payables	12	304	2,963	7,017	(3,484)	6,812
Other liabilities	1,413	(14)	712	11,014	(1,616)	11,509
Total equity	5,028	2,581	8,914	9,746	(21,188)	5,081

Total Equity and Liabilities	$11,713	$7,756	$15,837	$65,696	$(46,304)	$54,698

	Condensed Statements of Cash Flow For the Three Months Ended March 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$100	$168	$347	$(49)	$(465)	$101
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	—	50	223	—	273
Other, net	1	(35)	(222)	(2,108)	86	(2,278)

Net cash provided by (used in) operating activities	101	133	175	(1,934)	(379)	(1,904)

Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	—	—	(30)	(440)	—	(470)
Net additions from retail receivables and related securitizations	—	—	—	234	—	234
Withdrawals from (deposits in) subsidiaries’ cash management pools	—	—	10	—	(10)	—
Other, net	(70)	(89)	(27)	(62)	473	225

Net cash (used in) provided by investing activities	(70)	(89)	(47)	(268)	463	(11)

Financing Activities:
Net (decrease) increase in indebtedness	(39)	—	(91)	1,770	(290)	1,350
Dividends paid	—	(44)	(123)	(134)	298	(3)
Other, net	8	—	89	(1)	(92)	4

Net cash (used in) provided by financing activities	(31)	(44)	(125)	1,635	(84)	1,351

Other, net	—	—	—	25	—	25

Increase (decrease) in cash and cash equivalents	—	—	3	(542)	—	(539)
Cash and cash equivalents, beginning of year	1	—	42	5,524	—	5,567

Cash and cash equivalents, end of period	$1	$—	$45	$4,982	$—	$5,028

	Condensed Statements of Operations For the Three Months Ended March 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)

Total revenues	$19	$2	$3,671	$5,630	$(1,771)	$7,551
Cost and Expenses:
Cost of goods sold	—	—	2,959	4,555	(1,600)	5,914
Selling, general and administrative expenses	24	—	178	523	—	725
Research and development expenses	—	—	101	163	—	264
Restructuring expenses			—	9	—	9
Interest expense	40	69	37	252	(126)	272
Interest compensation to Financial Services	—	—	45	—	(45)	—
Other, net	—	(1)	61	43	—	103

	64	68	3,381	5,545	(1,771)	7,287
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(45)	(66)	290	85	—	264
Income taxes	(11)	(25)	87	87	—	138
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	145	52	84	71	(327)	25

Net income (loss)	111	11	287	69	(327)	151

Net income attributable to noncontrolling interests	—	—	—	40	—	40

Net income (loss) attributable to owners of the parent	$111	$11	$287	$29	$(327)	$111

	Condensed Statements of Comprehensive Income For the Three Months Ended March 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income	$208	$11	$255	$55	$(291)	$238
Comprehensive income attributable to noncontrolling interests	—	—	—	30	—	30

Comprehensive income attributable to owners of the parent	$208	$11	$255	$25	$(291)	$208

	Condensed Balance Sheets As of December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$1	$—	$42	$5,524	$—	$5,567
Deposits in subsidiaries’ cash management pools	—	—	3,739	—	(3,739)	—
Receivables	72	1,242	5,934	35,328	(19,238)	23,338
Inventories, net	—	—	2,096	5,314	—	7,410
Property, plant and equipment, net	—	—	1,293	5,797	—	7,090
Equipment under operating leases	—	—	—	1,059	—	1,059
Investments in unconsolidated subsidiaries and affiliates	239	—	1	405	—	645
Investments in consolidated subsidiaries	10,937	6,288	1,967	1,589	(20,781)	—
Goodwill and intangibles	2	—	2,761	551	—	3,314
Other	147	29	1,500	4,846	(1,102)	5,420

Total Assets	$11,398	$7,559	$19,333	$60,413	$(44,860)	$53,843

Liabilities and equity:
Debt	$5,321	$4,872	$3,355	$35,775	$(19,457)	$29,866
Trade payables	23	98	3,085	7,612	(3,449)	7,369
Other liabilities	1,153	132	4,217	7,324	(1,173)	11,653
Total equity	4,901	2,457	8,676	9,702	(20,781)	4,955

Total Equity and Liabilities	$11,398	$7,559	$19,333	$60,413	$(44,860)	$53,843

	Condensed Statements of Cash Flow For the Three Months Ended March 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$111	$11	$287	$69	$(327)	$151
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	—	47	214	—	261
Other, net	(91)	48	(1)	(2,245)	164	(2,125)

Net cash (used in) provided by operating activities	(20)	59	333	(1,962)	(163)	(1,713)

Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	—	—	(33)	(417)	—	(450)
Net additions from retail receivables and related securitizations	—	—	—	66	—	66
(Deposits in) withdrawals from subsidiaries’ cash management pools	(165)	—	(244)	—	409	—
Other, net	(13)	—	(10)	107	380	464

Net cash (used in) provided by investing activities	(178)	—	(287)	(244)	789	80

Financing Activities:
Net increase (decrease) in indebtedness	39	(9)	(41)	598	(497)	90
Dividends paid	—	(7)	—	(25)	32	—
Other, net	14	7	—	140	(161)	—

Net cash (used in) provided by financing activities	53	(9)	(41)	713	(626)	90

Other, net	—	—	—	(42)	—	(42)

(Decrease) increase in cash and cash equivalents	(105)	50	5	(1,535)	—	(1,585)
Cash and cash equivalents, beginning of year	105	200	32	4,862	—	5,199

Cash and cash equivalents, end of period	$—	$250	$37	$3,327	$—	$3,614